Summary of Significant Accounting Policies - Non-controlling Interests (Detail) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2024	Jan. 13, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			$ 267,849	$ 366,782	$ 110,953
Net income attributable to the shareholders of Teekay Corporation			133,770	150,641	78,407
Net income			401,619	517,423	189,360
Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			267,849	366,782	109,153
Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests					872
Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests					928
Entities Under Common Control | Teekay Management Companies | Supplement retirement contribution plan
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business Combination, Consideration Transferred	$ 6,000
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			267,792	366,909	172,857
Net income attributable to the shareholders of Teekay Corporation			124,131	146,762	56,229
Net income			391,923	513,671	229,086
Increase Decrease in Net Income Loss Attributable to Controlling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred			(10,100)	0	10,600
Teekay Tankers | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			267,792	366,909	172,857
Net income attributable to the shareholders of Teekay Corporation			124,131	146,762	56,229
Teekay Tankers | Entities Under Common Control
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity Distribution	$ 61,400
Other Entities and Eliminations
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			57	(127)	24
Other Entities and Eliminations | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests			$ 57	$ (127)	24
Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests					(61,928)
Net income attributable to the shareholders of Teekay Corporation					100,364
Net income					38,436
Disposal Group, Increase Decrease in Net Income Loss Attributable To Noncontrolling Interest, Realized Gain Loss on Sale of Vessels Previously Deferred		$ 84,800
Seapeak | Undistributed Earnings
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests					(63,728)
Net income attributable to the shareholders of Teekay Corporation					100,364
Seapeak | Non-public partially-owned subsidiaries
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests					872
Seapeak | Preferred Partner
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to non-controlling interests					$ 928
Preferred Unitholders | Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		100.00%